Related Party Transaction	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transaction
16.	RELATED PARTY TRANSACTION

(1)Related party

Name of related party	Relationship with the Group

Fluency Holding Ltd.	Entity wholly owned by the Founder
Mr. Dun XIAO	Co-Founder and Director

(2)The significant balances between the Group and its related party were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from:
Fluency Holding Ltd.	2,611	-
Total	2,611	-

The balance with the related party was an interest-free, unsecured loan. On June 30, 2020, the Company and the Founder entered into a supplemental agreement, through which the maturity date of this loan was extended to the earlier of June 30, 2021 or the date of a public filing of any registration statement relating to an IPO. Additionally, on September 30, 2020, Fluency Holding Ltd, an entity controlled by the Founder, the Company and the Founder entered into a share repurchase agreement under which the Company agreed to repurchase a total of 115,324 ordinary shares to settle the loan. The shares were repurchased on September 30, 2020 and were immediately cancelled. The difference between the fair value of the shares repurchased and the loan receivable balance was immaterial.

(3)Transactions

In June 2020, a VIE of the Group entered into a share transfer agreement with Mr. Dun XIAO to acquire 100% equity interest of an entity wholly owned by Mr. Dun XIAO with no substantial operation which included a loan receivable from Mr. Dun XIAO of RMB589 for a consideration of RMB1,000 which equals to the paid in capital of the acquired entity. Shortly after the acquisition, the Group and Mr. Dun XIAO agreed to waive the loan and reduced the amount due to Mr. Dun XIAO by the same amount. The remaining consideration of RMB411 was fully repaid in September 2020.